CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Concentration Risk [Line Items]
Revenue	$ 156,716	$ 258,757	$ 541,459	$ 577,244	$ 815,391	$ 46,703
Non trade receivables current	2,235		2,235		39,770
Interest receivable					$ 5,516
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage					87.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Trade receivables	$ 94,380		94,380		$ 91,928
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Revenue			$ 57,744
Concentration risk percentage			61.00%
Accounts Receivable [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Revenue					$ 79,942